Long-term debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-term debt
Long-term debt
end of	6M16	2015
Long-term debt (CHF million)
Senior	169,578	153,372
Subordinated	23,245	23,896
Non-recourse liabilities from consolidated VIEs	1,780	14,826
Long-term debt	194,603	192,094
of which reported at fair value	73,070	80,002
of which structured notes	60,446	54,848

Schedule of Structured notes	Structured notes by product
end of	6M16	2015
Structured notes (CHF million)
Equity	35,490	35,594
Fixed income	16,398	11,534
Credit	5,618	5,261
Other	2,940	2,459
Total structured notes	60,446	54,848